Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (Cawley)	Summary Compensation Table Total for PEO (McAvoy)	Compensation Actually Paid to PEO 1 (Cawley)	Compensation Actually Paid to PEO 1 (McAvoy)	Average Summary Compensation Table Total for Non-PEO NEOs 2	Average Compensation Actually Paid to Non-PEO NEOs 1,2	Value of Initial Fixed $100 Investment Based On: 3		Net Income 4 ($000s)	Adjusted EPS 5 ($)
							Con Ed TSR	S&P 500 Utilities TSR
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$9,592,297	N/A	$15,950,905	N/A	$2,944,374	$4,757,406	$118.04	$120.09	$1,660,000	$4.57

2021	$10,342,198	N/A	$11,580,540	N/A	$2,915,228	$3,326,277	$102.07	$118.24	$1,346,000	$4.39

2020	$7,463,464	$15,756,548	$1,696,155	$657,256	$2,499,992	$1,634,554	$83.01	$100.48	$1,101,000	$4.18
Footnotes:

1.
In determining the CAP to our NEOs, the Company is required to make various adjustments to amounts that have been previously reported in the
SCT
in previous years, as the PvP rule’s valuation methods for this section differ from those required in the
SCT
. The tables below show the amounts that were deducted and added to SCT total compensation to calculate CAP. The large difference in SCT and CAP values for Mr. McAvoy in 2020 were partially driven by his retirement in December 2020, which caused prorated portions of his outstanding stock awards to be forfeited and reduced their
CAP
value for
2020
significantly, in addition to the large pension value differences between SCT and
CA
P amounts.

PEO SCT Total to CAP Reconciliation (Cawley):

PEO: Mr. Cawley	2022	2021	2020

Total Compensation as reported in SCT	$9,592,297	$10,342,198	$7,463,464

Subtract pension values reported in SCT	$—	$(1,500,611)	$(4,696,808)

Subtract fair value of equity awards granted during fiscal year	$(6,076,950)	$(5,551,295)	$(1,483,852)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	164,521	$246,088	$98,552

Add fair value of equity compensation granted in current year – value at year-end	$8,196,063	$8,004,570	$1,081,350

Add dividends paid on unvested shares/share units and stock options	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$4,122,354	$(20,396)	$(958,666)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(47,380)	$59,986	$192,115

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—

Compensation Actually Paid to PEO	$15,950,905	$11,580,540	$1,696,155

PEO SCT Total to CAP Reconciliation (McAvoy):

PEO: Mr. McAvoy	2022	2021	2020

Total Compensation as reported in SCT	N/A	N/A	$15,756,548

Subtract pension values reported in SCT	N/A	N/A	$(6,390,264)

Subtract fair value of equity awards granted duri ng fiscal year	N/A	N/A	$(6,308,838)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	N/A	N/A	$260,514

Add fair value of equity compensation granted in current year – value at year-end	N/A	N/A	$1,532,925

Add dividends paid on unvested shares/share units and stock options	N/A	N/A	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	N/A	N/A	$(5,490,290)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	N/A	N/A	$1,296,661

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	N/A	N/A	$—

Compensation Actually Paid to PEO	N/A	N/A	$657,256
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Non-PEO NEOs: Average	2022	2021	2020

Total Compensation as reported in SCT	$2,944,374	$2,915,228	$2,499,992

Subtract pension values reported in SCT	$—	$(239,098)	$(317,837)

Subtract fair value of equity awards granted during fiscal year	$(1,447,991)	$(1,283,438)	$(983,412)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	98,261	$101,242	$17,710

Add fair value of equity compensation granted in current year – value at year-end	$1,950,109	$1,840,223	$732,333

Add dividends paid on unvested shares/share units and stock options	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,264,090	$7,692	$(435,834)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(51,437)	$(15,572)	$121,602

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—

Compensation Actually Paid to NEO	$4,757,406	$3,326,277	$1,634,554

2.	The non-principal executive officer (PEO) named executive officers (NEOs) r efle cted in columns (d) and (e) represent the following individuals for each of the years shown:

◾	2022: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke

◾	2021: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke

◾	2020: R. Hoglund, D. Donnley, R. Sanchez, M. Noyes

3.
Pursuant to th
e SEC’s PvP r
ule, the comparison assumes $100 was invested on December 31, 2019 in the Company’s
C
ommon
S
tock. Historic stock price performance is not necessarily indicative of future stoc
k performance.

4.	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.

5.
Adjusted EPS is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial and non-financial
performance measures used by the Company to link CAP to the Company’s CEOs and NEOs for the years shown to the Company’s performance. Adjusted EPS as used in this Proxy Statement is a non-GAAP
financial measure. Refer to “
Non-GAAP Financial Measures
” section on pages 9 through 11 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for further discussion on this measure, including a reconciliation of Adjusted EPS to the most directly comparable GAAP measure.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote [Text Block]
2.	The non-principal executive officer (PEO) named executive officers (NEOs) r efle cted in columns (d) and (e) represent the following individuals for each of the years shown:

◾	2022: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke

◾	2021: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke

◾	2020: R. Hoglund, D. Donnley, R. Sanchez, M. Noyes

Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation (Cawley):

PEO: Mr. Cawley	2022	2021	2020

Total Compensation as reported in SCT	$9,592,297	$10,342,198	$7,463,464

Subtract pension values reported in SCT	$—	$(1,500,611)	$(4,696,808)

Subtract fair value of equity awards granted during fiscal year	$(6,076,950)	$(5,551,295)	$(1,483,852)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	164,521	$246,088	$98,552

Add fair value of equity compensation granted in current year – value at year-end	$8,196,063	$8,004,570	$1,081,350

Add dividends paid on unvested shares/share units and stock options	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$4,122,354	$(20,396)	$(958,666)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(47,380)	$59,986	$192,115

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—

Compensation Actually Paid to PEO	$15,950,905	$11,580,540	$1,696,155

PEO SCT Total to CAP Reconciliation (McAvoy):

PEO: Mr. McAvoy	2022	2021	2020

Total Compensation as reported in SCT	N/A	N/A	$15,756,548

Subtract pension values reported in SCT	N/A	N/A	$(6,390,264)

Subtract fair value of equity awards granted duri ng fiscal year	N/A	N/A	$(6,308,838)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	N/A	N/A	$260,514

Add fair value of equity compensation granted in current year – value at year-end	N/A	N/A	$1,532,925

Add dividends paid on unvested shares/share units and stock options	N/A	N/A	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	N/A	N/A	$(5,490,290)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	N/A	N/A	$1,296,661

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	N/A	N/A	$—

Compensation Actually Paid to PEO	N/A	N/A	$657,256

Non-PEO NEO Average Total Compensation Amount		$ 2,944,374	$ 2,915,228	$ 2,499,992
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,757,406	3,326,277	1,634,554
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Non-PEO NEOs: Average	2022	2021	2020

Total Compensation as reported in SCT	$2,944,374	$2,915,228	$2,499,992

Subtract pension values reported in SCT	$—	$(239,098)	$(317,837)

Subtract fair value of equity awards granted during fiscal year	$(1,447,991)	$(1,283,438)	$(983,412)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	98,261	$101,242	$17,710

Add fair value of equity compensation granted in current year – value at year-end	$1,950,109	$1,840,223	$732,333

Add dividends paid on unvested shares/share units and stock options	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,264,090	$7,692	$(435,834)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(51,437)	$(15,572)	$121,602

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$—	$—

Compensation Actually Paid to NEO	$4,757,406	$3,326,277	$1,634,554

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR
As shown in the chart below, the PEO and other NEOs’ CAP amounts are directionally
aligned with the Company’s TSR. The Company’s lower TSR in 2020 relative to the S&P 500 Utilities Index aligned with lower compensation actually paid for the PEO and NEOs, while stronger performance in subsequent years on an absolute basis, and relative to the performance of the S&P 500 Utilities Index, aligned with higher compensation actually paid.
Relative TSR, which is identified in the Tabular List of Company Performance Metrics above, is an important financial performance measure used by the Company to link compensation to performance. It is a performance metric used in the Company’s long-term equity incentive awards, with a weighting of 50% for performance unit awards, which constitute the majority of equity-based compensation granted to the PEO and other NEOs. The relative TSR peer group used in the Company’s performance unit awards and the compensation peer group presented in the Pay Versus Performance Table are substantially similar
. For further information regarding the Company’s relative TSR peer group, please refer to the “Competitive Positioning—Attraction and Retention” section of this Proxy Statement.

Compensation Actually Paid vs. Net Income [Text Block]		CAP vs. GAAP Net Income The Company’s GAAP Net Income performance has improved in each of the last two years, aligning directionally with higher compensation actually paid.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Company Selected Measure
Low Adjusted EPS performance in 2020 aligned with lower compensation actually paid, while growth in the last two
years aligns
directionally
with compensation actually paid at higher levels.

Tabular List [Table Text Block]
The list below represents
the Company’s

most important measures used to link compensation to performance:

Company Performance Metrics 1

Relative TSR

Adjusted EPS

Adjusted Net Income

Operating Objectives

Operating Budget

Capital Budget

1.
For further information regarding these Company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount		$ 118.04	102.07	83.01
Peer Group Total Shareholder Return Amount		120.09	118.24	100.48
Net Income (Loss)		$ 1,660,000,000	$ 1,346,000,000	$ 1,101,000,000
Company Selected Measure Amount		4.57	4.39	4.18
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Adjusted EPS as used in this Proxy Statement is a
non-GAAP
financial measure. Refer to “
Non-GAAP Financial Measures
		” section on pages 9 through 11 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for further discussion on this measure, including a reconciliation of Adjusted EPS to the most directly comparable GAAP measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Adjusted Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Operating Objectives
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Operating Budget
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	[1]	Capital Budget
Cawley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 9,592,297	$ 10,342,198	$ 7,463,464
PEO Actually Paid Compensation Amount		15,950,905	11,580,540	$ 1,696,155
PEO Name				Cawley
Cawley [Member] | Subtract Pension Values Reported In Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,500,611)	$ (4,696,808)
Cawley [Member] | Subtract Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,076,950)	(5,551,295)	(1,483,852)
Cawley [Member] | Add Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		164,521	246,088	98,552
Cawley [Member] | Add Fair Value Of Equity Compensation Granted In Current Year Value At Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,196,063	8,004,570	1,081,350
Cawley [Member] | Add Subtract Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,122,354	(20,396)	(958,666)
Cawley [Member] | Add Subtract Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (47,380)	$ 59,986	192,115
McAvoy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				15,756,548
PEO Actually Paid Compensation Amount				$ 657,256
PEO Name		McAvoy	McAvoy	McAvoy
McAvoy [Member] | Subtract Pension Values Reported In Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (6,390,264)
McAvoy [Member] | Subtract Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,308,838)
McAvoy [Member] | Add Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				260,514
McAvoy [Member] | Add Fair Value Of Equity Compensation Granted In Current Year Value At Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,532,925
McAvoy [Member] | Add Subtract Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,490,290)
McAvoy [Member] | Add Subtract Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,296,661
Non-PEO NEO [Member] | Subtract Pension Values Reported In Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (239,098)	(317,837)
Non-PEO NEO [Member] | Subtract Fair Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,447,991)	(1,283,438)	(983,412)
Non-PEO NEO [Member] | Add Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,261	101,242	17,710
Non-PEO NEO [Member] | Add Fair Value Of Equity Compensation Granted In Current Year Value At Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,950,109	1,840,223	732,333
Non-PEO NEO [Member] | Add Subtract Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,264,090	7,692	(435,834)
Non-PEO NEO [Member] | Add Subtract Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (51,437)	$ (15,572)	$ 121,602

[1]	For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.